Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Before Income Taxes
Income before income taxes for the years ended December 31, 2018, 2017 and 2016 consisted of:

(in thousands)	2018	2017	2016
Pretax income in The Netherlands	$(1,675)	$42,220	$20,695
Pretax income from foreign operations	227,412	72,155	36,213
	$225,737	$114,375	$56,908

Provision for Income Taxes
Income taxes for the years ended December 31, 2018, 2017 and 2016 are as follows:

(in thousands)	2018	2017	2016
Current—The Netherlands	$5,794	$3,430	$6,043
—Foreign	52,835	10,375	34,543
	58,629	13,805	40,586
Deferred—The Netherlands	2,551	151	188
—Foreign	(25,823)	60,025	(64,169)
	(23,272)	60,176	(63,981)
Total income tax expense (benefit)	$35,357	$73,981	$(23,395)

Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate
The principal items comprising the differences between income taxes computed at The Netherlands statutory rate and our reported income taxes and effective tax rate for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
(in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income taxes at The Netherlands statutory rate	$56,434	25.0%	$28,594	25.0%	$14,227	25.0%
Taxation of foreign operations, net(1)	(33,994)	(15.1)	(38,635)	(33.8)	(43,265)	(76.0)
Tax impact from permanent items	2,949	1.3	(1,586)	(1.4)	5,938	10.4
Tax impact from tax-exempt income	(2,326)	(1.0)	(1,558)	(1.4)	(3,331)	(5.9)
Tax contingencies, net(2)	13,570	6.0	23,189	20.3	1,761	3.1
Changes in tax laws and rates(3)	1,907	0.8	12,958	11.3	399	0.7
Stock Compensation(4)	(4,740)	(2.1)	(5,237)	(4.6)	—	—
Government incentives and other deductions(5)	(2,892)	(1.2)	(4,949)	(4.3)	(2,543)	(4.5)
Prior year taxes	494	0.2	(2,319)	(2.0)	1,411	2.5
Valuation allowance(3)	3,293	1.5	62,644	54.8	1,521	2.7
Other items, net	662	0.3	880	0.8	487	0.9
Total income tax expense (benefit)	$35,357	15.7%	$73,981	64.7%	$(23,395)	(41.1)%
  ____________________
(1) Our effective tax rate reflects the benefit of our global operations where certain income or loss is taxed at rates higher or lower than The Netherlands’ statutory rate of 25% as well as the benefit of some income being partially exempt from income taxes due to various intercompany operating and financing activities. The most significant tax benefits from these foreign operating and financing activities are attributable to subsidiaries in Germany, Singapore, Switzerland, Ireland and Luxembourg. These foreign tax benefits are due to a combination of favorable tax laws, regulations, rulings, and exemptions in these jurisdictions. Additionally in 2016, in certain foreign jurisdictions (primarily Germany and the U.S.), we recorded acquisition related and impairment charges which reduced pretax income in these higher tax jurisdictions.
(2) During 2018, we reassessed accruals for tax contingencies, primarily related to ongoing income tax audits.
(3) The Netherlands' top statutory corporate income tax rate will be reduced in steps from 25% to 22.55% in 2020 and to 20.5% in 2021. In 2017, we recorded a valuation allowance of $60.8 million against deferred tax assets related to U.S. disallowed interest carryforwards. We also recorded full valuation allowances against other deferred tax assets on tax losses due to unlikely future profits in other jurisdictions.
(4) Beginning in 2017, the excess tax benefits from share-based payments activity are reflected as a reduction of income tax expense, whereas previously they were recognized directly in equity.
(5) Government incentives include favorable tax regulations in the U.S. and the U.K. relating to research and development expense as well as the U.S. Internal Revenue Code Section 199 domestic production activities deduction.

Changes in Amounts of Unrecognized Tax Benefits
Changes in the amount of unrecognized tax benefits for the years ended December 31, 2018, 2017, and 2016 are as follows:

(in thousands)	2018	2017	2016
Balance at beginning of year	$44,033	$18,294	$16,735
Additions based on tax positions related to the current year	3,359	12,212	4,218
Additions for tax positions of prior years	11,984	9,933	5,162
Decrease for tax position of prior years	—	—	(6,796)
Reductions due to lapse of statute of limitations	(1,238)	—	(288)
(Decrease) increase from currency translation	(2,358)	3,594	(737)
Balance at end of year	$55,780	$44,033	$18,294

Components of Net Deferred Tax Assets and Liabilities
The components of the net deferred tax asset and liability at December 31, 2018 and 2017 are as follows:

	2018		2017
(in thousands)	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Net operating loss and credit carryforward	$27,293	$—	$32,530	$—
Accrued and other liabilities	15,480	—	15,748	—
Bad debts, inventory and revaluation	8,324	(7,074)	8,997	(1,420)
Property, plant and equipment	3,604	(25,448)	1,103	(23,649)
Intangible assets	1,721	(63,990)	1,289	(93,771)
Share-based compensation	17,998	—	18,143	—
Deferred interest deductions	60,458	—	60,790	—
Convertible debt	8,102	—	10,865	—
Other	4,788	(3,120)	3,162	(3,313)
	147,768	(99,632)	152,627	(122,153)
Valuation allowance	(68,651)	—	(67,849)	—
	$79,117	$(99,632)	$84,778	$(122,153)
Net deferred tax assets (liabilities)		$(20,515)		$(37,375)